Fair values of financial instruments carried at fair value - Global Banking and Markets fair value adjustments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	£ 422	£ 454
Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	32	33
Risk-related | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	327	359
Risk-related | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	32	33
– bid-offer | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	155	188
– bid-offer | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– uncertainty | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	42	50
– uncertainty | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	2	0
– credit valuation adjustment | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	61	98
– credit valuation adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	27	29
– debt valuation adjustment | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	(20)	(64)
– debt valuation adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– funding fair value adjustment | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	89	87
– funding fair value adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	3	4
– other | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– other | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Model-related | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	41	31
Model-related | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– model limitation | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	41	31
– model limitation | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– other | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– other | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Inception profit (Day 1 P&L reserves) | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	54	64
Inception profit (Day 1 P&L reserves) | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	£ 0	£ 0